Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 8,298,115	$ 6,911,195
Bad debt allowance	1,121
Accrued liabilities	7,404	97,109
Depreciation and amortization	46,231
Inventory reserves	9,558	3,138
Stock based compensation	8,653	15,600
Total deferred tax assets	8,371,082	7,027,042
Deferred tax liabilities:
Depreciation and amortization		(27,756)
Total deferred tax liabilities		(27,756)
Valuation allowance	(8,371,082)	(6,999,286)
Deferred tax assets, net